Condensed Financial Information of the Company - CONDENSED STATEMENT OF FINANCIAL POSITION (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Non-current assets
Property, plant and equipment, net	$ 77,801	$ 74,919
Right-of-use asset	9,921	10,493	$ 9,192
Investments in associates	11,746	11,992
Other financial assets at amortized cost	84,618	61,090
Current assets
Other financial assets at fair value through profit or loss	3,129	4,884
Other financial assets at amortized cost	82,923	83,142
Other receivables	63,156	145,549
Cash and cash equivalents	439,847	369,848	385,265		$ 375,783
Total assets	4,181,450	3,541,976
EQUITY
Share capital	163,223	163,223	163,223
Share premium	183,430	183,430	183,430	$ 183,430
Treasury shares	(4,094)	(4,322)	(4,600)	(4,772)
Free distributable reserve	378,910	378,910
Non-distributable reserve	1,358,028	1,358,028
Currency translation adjustment	(116,471)	(482,852)
Legal reserves	7,419	3,676	1,081
Other reserves	(1,319,682)	(1,313,888)
Retained earnings	718,511	438,775
Total equity	1,517,960	803,909	862,369	773,608
Non-current liabilities
Deferred tax liabilities	383,369	137,315
Lease liabilities	7,010	10,294
Current liabilities
Borrowings	115,367	199,688
Other liabilities	348,586	345,864
Lease liabilities	3,707	3,687
Trade payables	120,763	112,768
Total liabilities	2,663,490	2,738,067
Total equity and liabilities	4,181,450	3,541,976
Parent | Reportable legal entities
Non-current assets
Property, plant and equipment, net	24	12
Right-of-use asset	227	270
Investments in subsidiaries	1,390,616	746,199
Investments in associates	10,001	10,264
Other financial assets at amortized cost	3,543	3,920
Current assets
Other financial assets at fair value through profit or loss	2,205	2,200
Other financial assets at amortized cost		31
Other receivables	210	202
Cash and cash equivalents	1,152	1,325	$ 1,220	$ 1,614
Total assets	1,407,978	764,423
EQUITY
Share capital	163,223	163,223
Share premium	183,430	183,430
Treasury shares	(4,094)	(4,322)
Free distributable reserve	378,910	378,910
Non-distributable reserve	1,358,028	1,358,028
Currency translation adjustment	(117,705)	(482,852)
Legal reserves	7,419	3,676
Other reserves	(1,344,247)	(1,343,094)
Retained earnings	744,310	467,981
Total equity	1,369,274	724,980
Non-current liabilities
Deferred tax liabilities	2,500	3,648
Lease liabilities	190	229
Current liabilities
Borrowings	33,999	33,413
Other liabilities	1,751	1,773
Lease liabilities	30	49
Trade payables	234	331
Total liabilities	38,704	39,443
Total equity and liabilities	$ 1,407,978	$ 764,423